Share-Based compensation - Equity-settled share-based payment transactions (Details) € / shares in Units, € in Thousands						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 shares	Feb. 01, 2025 shares	Apr. 21, 2024 shares	Feb. 01, 2024 shares	Mar. 24, 2023 € / shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2025 EUR (€) shares € / shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) shares
Share-Based Compensation
Number of equity settled share-based incentive plans	4					4		4
Share-based payment | €						€ 887	€ 540	€ 2,862	€ 1,499	€ 1,500
Share Based Payment Arrangement All Plans [member]
Share-Based Compensation
Outstanding at January 1								2,258,319	1,635,606	1,635,606
Granted			85,000	300,250				658,374	385,250
Forfeited								(37,377)	(13,625)
Exercised								(13,875)	(24,275)
Expired								(67,500)	(35,975)
Outstanding as at June 30	2,797,941					2,797,941	1,946,981	2,797,941	1,946,981	2,258,319
Exercisable as at June 30	1,715,849					1,715,849	1,210,613	1,715,849	1,210,613
Share Based Payment Arrangements Plan 2021 [member]
Share-Based Compensation
Percentage of warrants with reduced exercise price					75
Exercise price | € / shares					€ 5.42
Percentage of warrants with unchanged exercise price					25
Share based payment arrangements plan 2024 grant on February 1, 2025
Share-Based Compensation
Granted								329,431
Warrants not accepted		17,000
Share based payment arrangements plan 2025 grant on February 1, 2025
Share-Based Compensation
Granted								223,943
Warrants not accepted		10,000
Share based payment arrangements plan 2025 grant on March 14, 2025
Share-Based Compensation
Granted								45,000
Share based payment arrangements plan 2025 grant on April 8, 2025
Share-Based Compensation
Granted								30,000
Share-based payment arrangements plan 2025 grant on May 5, 2025
Share-Based Compensation
Granted								30,000
Exercise price | € / shares								€ 5.65
Plan 2020 (grant 2020)
Share-Based Compensation
Expired								(30,000)
Exercise price | € / shares								€ 11.94
Share based payment arrangements shares not issued [member]
Share-Based Compensation
Exercised	(5,500)